INVESTMENTS (Details 8) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 26, 2006
Investments at cost:
Balance, beginning of year	$ 1,050,000	$ 766,598	$ 766,598	$ 250,000
Impairment	0	(16,598)	0
New investments	0	300,000	0
Total	$ 1,050,000	$ 1,050,000	$ 766,598	$ 250,000